Significant Accounting Policies - Summary Of Weighted average Shares Outstanding (Details) - shares	3 Months Ended		12 Months Ended
	Mar. 31, 2021	Mar. 31, 2020	Dec. 31, 2020	Dec. 31, 2019
Shares Subject to Repurchase [Member]
Antidilutive Securities Excluded from Computation of Earnings Per Share [Line Items]
Weighted average shares outstanding				154,621,994
Share-based Payment Arrangement, Option [Member]
Antidilutive Securities Excluded from Computation of Earnings Per Share [Line Items]
Weighted average shares outstanding	10,233,201	2,972,585
Series A Preferred Stock [Member] | Convertible Preferred Stock [Member]
Antidilutive Securities Excluded from Computation of Earnings Per Share [Line Items]
Weighted average shares outstanding			347,423,117	184,501,999
Class B Common Stock | Shares Subject to Repurchase [Member]
Antidilutive Securities Excluded from Computation of Earnings Per Share [Line Items]
Weighted average shares outstanding			92,773,196
Common Class A | Share-based Payment Arrangement, Option [Member]
Antidilutive Securities Excluded from Computation of Earnings Per Share [Line Items]
Weighted average shares outstanding			43,318,218